16 Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ 314,393	R$ 267,612	R$ 255,050
Additions	42,407	78,159	50,645
Transfers	(57,457)	2,830	1,458
Write-offs and disposals	(277)	(593)	(108)
Depreciation	(30,815)	(33,615)	(39,433)
Property, plant, and equipment, ending	268,251	314,393	R$ 267,612
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	92,962
Transfers	1,251
Property, plant, and equipment, ending	94,213	92,962
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	41,705
Additions	5,430
Transfers	(713)
Depreciation	(1,075)
Property, plant, and equipment, ending	45,347	41,705
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	152,273
Additions	26,055
Transfers	(49,188)
Write-offs and disposals	(174)
Depreciation	(27,950)
Property, plant, and equipment, ending	101,016	152,273
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	1,984
Additions	298
Transfers	1,351
Depreciation	(664)
Property, plant, and equipment, ending	2,969	1,984
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	18,219
Additions	4,087
Transfers	(3,712)
Write-offs and disposals	(103)
Depreciation	(1,072)
Property, plant, and equipment, ending	17,419	18,219
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	7,250
Additions	6,537
Transfers	(6,446)
Depreciation	(54)
Property, plant, and equipment, ending	R$ 7,287	R$ 7,250